PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Additional Information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) Payment	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Allocation of plan assets
Pension plan and other post-employment benefit liabilities	R$ 105,841
Increase in the discount rate used to adjust the defined benefit liability to present value	0.50%
Decrease in the discount rate used to adjust the defined benefit liability to present value	0.50%
Increase in the discount rate used to adjust the defined benefit liability in the medical cost growth rate	1.00%
Decrease in the discount rate used to adjust the defined benefit liability in the medical cost growth rate	1.00%
Annual increase in the use of medical services according to age	4.00%
Long-term inflation rate in post-retirement pension and health plans	3.50%
Contributions made by the Company and its subsidiaries	R$ 65,641	R$ 60,106
Other comprehensive income, net of taxes through changes in the health plan for employees and retirees	24,223
Deferred income tax and social contribution through changes in the health plan for employees and retirees	13,178
General and administrative expenses through personnel expenses, charges, and social benefits	68,440
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
Allocation of plan assets
Current income tax and social contribution	36,406	39,050	R$ 30,304
Others Deferred Income Tax And Social Contribution Tax Expense Income	30,129	149,103	79,229
Income tax and social contribution levied on all amounts recognized in other comprehensive income	R$ 6,277	188,153	48,925
PBS Assisted Plan (PBS-A)
Allocation of plan assets
Monthly payments of assets (surplus) of post-employment benefits plans | Payment	36
Assets (surplus) of post-employment benefit plans	R$ 107,077
Company's participation in distribution of reserves		R$ 114,852	R$ 89,130
other comprehensive income (equity)	70,671
Income tax and social contribution payable	R$ 36,406
Number of monthly payments for distribution of reserves | Payment	36